Leases - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Operating lease description	The Company leases office space in Puerto Rico under a non-cancellable operating lease which commenced in September 2023 and expires August 2026.
Operating lease rent expense	$ 800,000	$ 800,000	$ 800,000
Weighted-average lease term	2 years 7 months 6 days
Weighted-average discount rate	15.31%
Puerto Rico
Lessee, Lease, Description [Line Items]
Lease commencement period	September 2023
Lease expiration period	August 2026
New Lease Agreement [Member]
Lessee, Lease, Description [Line Items]
Operating lease rent expense	$ 52,600